Impacts of Correcting Financial Statements on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 400	$ 419	$ 419
Accounts payable	503	418	381
As Previously Reported
Cash and cash equivalents			431
Accounts payable			393
Adjustments
Cash and cash equivalents			(12)
Accounts payable			$ (12)